Basis of Presentation and Significant Accounting Policies (Details) - Schedule of right-of-use assets	12 Months Ended
Dec. 31, 2022
Leased premises [Member]
Basis of Presentation and Significant Accounting Policies (Details) - Schedule of right-of-use assets [Line Items]
Depreciation Method	Straight-line
Vehicles and other [Member]
Basis of Presentation and Significant Accounting Policies (Details) - Schedule of right-of-use assets [Line Items]
Depreciation Method	Straight-line
BVVE and Electrical components [Member]
Basis of Presentation and Significant Accounting Policies (Details) - Schedule of right-of-use assets [Line Items]
Depreciation Method	Sum of years
Depreciation period	5 years
Minimum [Member] | Leased premises [Member]
Basis of Presentation and Significant Accounting Policies (Details) - Schedule of right-of-use assets [Line Items]
Depreciation period	4 years
Minimum [Member] | Vehicles and other [Member]
Basis of Presentation and Significant Accounting Policies (Details) - Schedule of right-of-use assets [Line Items]
Depreciation period	3 years
Maximum [Member] | Leased premises [Member]
Basis of Presentation and Significant Accounting Policies (Details) - Schedule of right-of-use assets [Line Items]
Depreciation period	10 years
Maximum [Member] | Vehicles and other [Member]
Basis of Presentation and Significant Accounting Policies (Details) - Schedule of right-of-use assets [Line Items]
Depreciation period	5 years